Summary of Balances of Significant Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	$ 191,820		$ 191,820		$ 174,348
Liabilities	113,003		113,003		104,536
Assets	12,586		12,586		10,833
Liabilities	3,086		3,086		1,449
Income expense	1,816	$ 5,731	3,598	$ 10,004
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	12,586		12,586		10,833
Liabilities	3,086		3,086		1,449
Income expense	1,816	5,731	3,598	10,004
Current Assets Or Current Liabilities [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	2,678		2,678		2,110
Liabilities	2,039		2,039		315
Non Current Assets Or Non Current Liabilities [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	9,908		9,908		8,723
Liabilities	1,047		1,047		1,134
Purchases And Services [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	1	(106)	5	(486)
Income Expenses [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	(156)	(104)	(245)	(147)
Foreign Exchange And Inflation Indexation Charges Net [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	(43)	(5)	(31)	(45)
Net Finance Income Expense [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	(5)	76	69	78
Pension Plans [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	57		57		51
Liabilities	32		32		61
Revenues Mainly Sales Revenues [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	2,019	5,870	3,800	10,604
Government bonds [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	1,767		1,767		1,446
Income expense	51	13	93	20
Banks Controlled By The Brazilian Government [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	9,825		9,825		8,417
Liabilities	1,611		1,611		1,267
Income expense	(51)	(30)	(30)	(93)
Petroleum and alcohol account receivable from the brazilian government [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	582		582		506
Income expense	27	11	46	22
Brazilian Federal Government Dividends [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Liabilities	1,327		1,327
Income expense	(77)	(4)	(77)	(4)
Other Government Entities [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	52		52		28
Liabilities	54		54		54
Income expense	(16)	(43)	(5)	(33)
Receivable From The Electricity Sector [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense		97		112
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	(132)	(36)	(171)	(67)
Government Entities Sub Total [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense	(198)	8	(144)	(43)
State Controlled Gas Distributors Joint Ventures [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	205		205		255
Liabilities	51		51		42
Income expense	622	585	1,196	1,034
Petrochemical Companies [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	2		2		26
Liabilities	10		10		12
Income expense	1,332	822	2,457	1,590
Other Associates And Joint Ventures [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	96		96		104
Liabilities	1		1		13
Income expense	60	77	89	119
Joint Venture And Associates Sub Total [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	303		303		385
Liabilities	62		62		67
Income expense	2,014	5,723	3,742	10,047
Brazilian government parent and its controlled entities [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Assets	12,226		12,226		10,397
Liabilities	$ 2,992		$ 2,992		$ 1,321
Petrobras Distribuidora [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense		4,298		7,608
Natural Gas Transportation Companies [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Income expense		$ (59)		$ (304)